Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Total investments	$ 136,213,653	$ 123,924,685
Receivables:
Notes receivable from participants	2,284,606	2,400,566
EBP, Receivable	2,284,606	2,400,566
Net assets available for benefits	138,498,259	126,325,251
Mutual funds
Investments, at fair value:
Total investments	127,589,410	115,197,895
USANA Health Sciences, Inc. Stock Fund
Investments, at fair value:
Total investments	1,318,480	2,462,308
Collective investment fund
Investments, at fair value:
Total investments	$ 7,305,763	$ 6,264,482